Employee Benefits - Summary of Employee Benefits Assumptions (Parenthetical) (Detail)	Dec. 31, 2017
Executives [member]
Disclosure Of Emplyee Benefits Assumptions [Line Items]
Advance from the provision for severance indemnities accrued, percentage	70.00%
Non executives [member]
Disclosure Of Emplyee Benefits Assumptions [Line Items]
Advance from the provision for severance indemnities accrued, percentage	70.00%